SA Multi-Managed Large Cap Value Portfolio Investment Strategy - SA Multi-Managed Large Cap Value Portfolio	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of large companies selected through a value strategy.Large-cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of May 31, 2026, the market capitalization range of the companies in the Russell 1000® Index was between approximately $17,107.0 million and $5.15 trillion. For purposes of the Portfolio’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index; or (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used in the marketplace for value classifications, such as earnings growth, price-to-earnings or sales growth, among others.The Portfolio may also invest in equity securities of medium-capitalization companies, foreign securities (up to 30%) and short-term investments (up to 20%). The short-term investments in which the Portfolio may invest in the aggregate include, but are not limited to, money market funds, certificates of deposit, savings association obligations, commercial paper, U.S. government obligations, corporate bonds and notes, and repurchase agreements. The Portfolio may also invest in real estate investment trusts (“REITs”), which it considers to be equity securities and are included in the Portfolio’s 80% investment policy to the extent the REIT issuer is a large-cap company. The Portfolio may, from time to time, have large allocations to certain broad market sectors, such as financials and healthcare, particularly when the Russell 1000® Index reflects increased exposure to a particular sector. The Portfolio is actively managed by two subadvisers and, to balance the risks of the Portfolio, a portion of the Portfolio is passively managed by a third subadviser. The passively managed portion of the Portfolio invests in all or substantially all of the stocks included in the S&P 500® Value Index (the “Index”), a strategy known as “replication.” The subadviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index. The subadviser may also invest the Portfolio’s assets in investments with economic characteristics that are comparable to the economic characteristics of securities included in the Index, including derivatives, such as contracts for difference.